EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		55 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 40,258	$ 10,342	$ 21,796	$ 11,125	$ 34,192